Income Tax - Schedule of Major Components of Income Tax Credit (Detail) - GBP (£) £ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Current tax:
Total current tax	£ 1,006	£ 949
Deferred tax:
Income tax credit	1,000	909
U.K. [member]
Current tax:
In respect of current period	1,007	948
U.S. [member]
Current tax:
In respect of current period	(1)	1
Deferred tax:
In respect of current period	£ (6)
In respect of prior period		£ (40)